Note 31 - Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
31—
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:

	2019	2018	2017
Income taxes paid (refunds received)	289	407	585
Interest paid	87	49	41
Interest received	17	12	7

Non-cash transactions:	2019	2018	2017
Financing lease obligations incurred	203	427	484
Operating lease obligations incurred	3,483	-	-

Cash paid for amounts included in the measurement of lease liabilities:

2019
Operating cash flow from operating leases	828
Operating cash flow from finance leases	29
Financing cash flow from finance leases	396